Other Income (Loss) (Details) - CAD ($) $ in Millions		12 Months Ended
	Dec. 13, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gain (loss) on foreign currency		$ 12	$ 7	$ (7)
Loss on equity investment with readily determinable fair values		0	0	(29)
Other		10	(9)	(6)
Total other income (loss)		42	134	(27)
Proceeds from disposal of property		0	129	0
Land [Member]
Property, Plant and Equipment [Line Items]
Gain on disposal of land and property		20	7	15
Property [Member]
Property, Plant and Equipment [Line Items]
Gain on disposal of land and property	$ 129	$ 0	$ 129	$ 0
Proceeds from disposal of property	129
Nonoperating gain, after expense and tax	$ 112